Interest-bearing loans and borrowings	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Interest-bearing loans and borrowings
23.	Interest-bearing loans and borrowings
This note provides information about the company’s interest-bearing loans and borrowings. For more information about the company’s exposure to interest rate and foreign exposure currency risk – refer to Note 28
Risks arising from financial instruments.

Non-current liabilities
Million US dollar	31 December 2021	31 December 2020
Secured bank loans	75	46
Unsecured bond issues	85 433	93 523
Unsecured other loans	31	73
Lease liabilities	1 830	1 837

Non-current interest-bearing loans and borrowings	87 369	95 478

Current liabilities
Million US dollar	31 December 2021	31 December 2020
Secured bank loans	553	656
Commercial papers	—	1 522
Unsecured bank loans	106	294
Unsecured bond issues	293	202
Unsecured other loans	9	10
Lease liabilities	447	397

Current interest-bearing loans and borrowings	1 408	3 081

The current and
non-current
interest-bearing loans and borrowings amount to 88.8 billion US dollar as at 31 December 2021, compared to 98.6 billion US dollar as at 31 December 2020.
On 18 February 2021, the company entered into a new 10.1 billion US dollar Sustainable-Linked Loan Revolving Credit Facility (“SLL RCF”) with an initial five-year term, replacing the previous 9.0 billion US dollar of committed long-term credit facilities.
As at 31 December 2021, the company had no outstanding balance on commercial papers compared to 1.5 billion US dollar as at 31 December 2020. The commercial papers included programs in US dollar and euro with a total authorized issuance up to 5.0 billion US dollar and 3.0 billion euro, respectively.
In 2021, Anheuser-Busch InBev NV/SA (“ABISA”) announced that it and its wholly-owned subsidiary Anheuser-Busch InBev Worldwide Inc. (“ABIWW”, and together with ABISA, the “Issuers”) exercised their respective options to redeem the outstanding principal amounts for an aggregate principal amount of 6.2 billion US dollar of the following series of notes:

Date of redemption	Issuer (abbreviated)	Title of series of notes issued exchanged	Currency	Original principal amount outstanding (in million)	Principal amount redeemed (in million)
27 January 2021	ABIWW	3.750% Notes due 2024	AUD	650	650
28 January 2021	ABISA	1.500% Notes due 2025	EUR	2 147	2 147
29 June 2021	ABIWW	4.150% Notes due 2025	USD	2 500	2 500
23 July 2021	ABIFI	4.600% Notes due 2045	USD	565	565
Net debt is defined as
non-current
and current interest-bearing loans and borrowings and bank overdrafts minus debt securities and cash and cash equivalents. Net debt is a financial performance indicator that is used by AB InBev’s management to highlight changes in the company’s overall liquidity position.
AB InBev’s net debt decreased to 76.2 billion US dollar as at 31 December 2021, from 82.7 billion US dollar as at 31 December 2020. Aside from operating results that are net of capital expenditures, the net debt is impacted mainly by the payment of interests and taxes (6.2 billion US dollar), dividend payments to shareholders of AB InBev and Ambev (2.4 billion US dollar) and foreign exchange impact on net debt (1.6 billion US dollar decrease of net debt).
The following table provides a reconciliation of AB InBev’s net debt as at the dates indicated:

Million US dollar	31 December 2021	31 December 2020
Non-current interest-bearing loans and borrowings	87 369	95 478
Current interest-bearing loans and borrowings	1 408	3 081

Interest-bearing loans and borrowings	88 777	98 559

Bank overdrafts	53	5
Cash and cash equivalents	(12 097)	(15 252)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(175)	(173)
Debt securities (included within Investment securities)	(396)	(418)

Net debt	76 162	82 722

Reconciliation of liabilities arising from financing activities
The table below details changes in the company’s liabilities arising from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the company’s consolidated cash flow statement from financing activities.

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long-term debt
Balance at 1 January 2021	95 478	3 081

Proceeds from borrowings	148	306
Payments on borrowings	(6 735)	(2 230)
Capitalization / (payment) of lease liabilities	697	(547)
Amortized cost	64	—
Unrealized foreign exchange effects	(2 149)	(88)
Current portion of long-term debt	(875)	875
Loss on bond redemption and other movements	741	10

Balance at 31 December 2021	87 369	1 408

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long-term debt
Balance at 1 January 2020	97 564	5 410

Proceeds from borrowings	11 226	3 596
Payments on borrowings	(13 596)	(9 520)
Capitalization / (payment) of lease liabilities	394	(484)
Amortized cost	71	17
Unrealized foreign exchange effects	2 521	241
Current portion of long-term debt	(3 744)	3 744
Loss on bond redemption and other movements	1 042	77

Balance at 31 December 2020	95 478	3 081

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long-term debt
Balance at 1 January 2019	106 997	4 584

Proceeds from borrowings	17 939	4 645
Payments on borrowings	(22 339)	(8 253)
Capitalization / (payment) of lease liabilities	420	(441)
Amortized cost	75	13
Unrealized foreign exchange effects	(538)	(39)
Current portion of long-term debt	(4 769)	4 769
Liabilities associated with assets held for sale	(69)	(15)
Other movements	(152)	147

Balance at 31 December 2019	97 564	5 410